DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended	7 Months Ended
	Sep. 09, 2020	Sep. 03, 2020	Mar. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Offering cost			$ 17,000	$ 287,780
Deferred underwriting commissions			$ 11,697,550
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				33,421,570
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		33,421,570	33,421,570	33,421,570
Offering cost			$ 18,847,894	$ 18,847,894
Cash underwriting fee			6,684,314	6,684,314
Deferred underwriting commissions			11,697,550	11,697,550
Other offering cost			$ 466,030	$ 466,030
Maturity term of U.S. government securities	185 days
Percentage of aggregate fair market value of assets			80.00%	80.00%
Ownership interest to be acquired on post-transaction company			50.00%	50.00%
Minimum net tangible assets upon consummation of business combination			$ 5,000,001	$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company			15.00%	15.00%
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination			100.00%	100.00%
Threshold trading days to redeem the shares			10 days	10 days
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Per share value of residual assets in trust account			$ 10.00	$ 10.00
IPO | Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	33,421,570			33,421,570
Proceeds from issuance of shares	$ 334,215,700			$ 334,215,700
Share price	$ 10.00		$ 10.00	$ 10.00
Over allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			3,421,570	3,421,570
Deferred underwriting commissions				$ 11,697,550
Over allotment | Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	3,421,570
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase the shares issued (in shares)			9,700,000	9,700,000
Price of warrants			$ 1.00	$ 1.00
Proceeds from issuance of warrants				$ 9,700,000
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase the shares issued (in shares)			9,700,000	9,700,000
Proceeds from issuance of warrants			$ 9,700,000	$ 9,700,000